Pension and severance plans	12 Months Ended
Mar. 31, 2016
Pension and severance plans
Pension and severance plans

13. Pension and severance plans:

The Company and certain subsidiaries sponsor pension and retirement plans, which entitle employees, under most circumstances, to lump-sum indemnities or pension payments based on current rates of pay and length of service or the number of “points.” Under normal circumstances, the minimum payment prior to retirement age is an amount based on voluntary retirement. Employees receive additional benefits upon involuntary retirement, including retirement at the mandatory retirement age.

For the year ended March 31, 2015, certain subsidiaries in Japan modified the terms of the defined benefit plan.

According to the changes, gains and loss from prior service credit were recognized in consolidated financial statements.

Information regarding NIDEC’s employees’ defined benefit plans is as follows:

Japanese plans:

	Yen in millions
	March 31
	2015	2016
Change in benefit obligation:
Benefit obligation at beginning of year	¥17,666	¥18,194
Service cost	1,167	1,182
Interest cost	188	171
Actuarial loss	832	2,375
Plan amendment	(190)	—
Benefits paid	(1,469)	(2,276)

	18,194	19,646

Change in plan assets:
Fair value of plan assets at beginning of year	11,777	14,929
Actual return on plan assets	1,029	936
Employer contribution	3,167	625
Benefits paid	(1,044)	(1,167)

Fair value of plan assets at end of year	14,929	15,323

Funded status	¥(3,265)	¥(4,323)

Amounts included in the consolidated balance sheet are comprised of:

	Yen in millions
	March 31
	2015	2016
Accrued pension and severance costs	¥5,116	¥5,335
Other non-current assets	(1,851)	(1,012)

Net amounts recognized	¥3,265	¥4,323

Amounts included in accumulated other comprehensive income (loss) as pension liability adjustments are comprised of:

	Yen in millions
	March 31
	2015	2016
Actuarial loss	¥(1,684)	¥221
Prior service credit	1,381	1,211

Pension liability adjustments, pre-tax	¥(303)	¥1,432

The accumulated benefit obligations for all defined benefit pension plans were ¥17,876 million and ¥19,447 million for the years ended March 31, 2015 and 2016, respectively.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions
	March 31
	2015	2016
Projected benefit obligations	¥11,056	¥11,233
Accumulated benefit obligations	¥10,763	¥10,812
Fair value of plan assets	¥5,941	¥5,897

Weighted-average assumptions used to determine benefit obligations as of March 31, 2015 and 2016 are as follows:

	March 31
	2015	2016
Discount rate	1.2%	0.5%
Rate of compensation increase	4.1%	2.9%

Weighted-average assumptions used to determine net pension and severance costs for the years ended March 31, 2014, 2015 and 2016 are as follows:

	For the year ended
	March 31
	2014	2015	2016
Discount rate	1.3%	1.2%	1.2%
Expected return on plan assets	2.6%	2.5%	2.5%
Rate of compensation increase	2.2%	4.2%	4.1%

	Yen in millions
	For the year ended March 31
	2014	2015	2016
Components of net periodic (benefit) cost:
Service cost	¥927	¥1,167	¥1,182
Interest cost	180	188	171
Expected return on plan assets	(164)	(236)	(313)
Amortization of net actuarial loss	92	79	60
Amortization of prior service credit	(157)	(207)	(170)

Net periodic pension cost	¥878	¥991	¥930

Prior service cost and actuarial gain and loss are amortized using the straight-line method over the average remaining service period of active employees. The estimated prior service credit and net actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost for the year ending March 31, 2017 are ¥170 million and ¥173 million, respectively.

Foreign plans:

	Yen in millions
	March 31
	2015	2016
Change in benefit obligation:
Benefit obligation at beginning of year	¥21,966	¥27,619
Service cost	508	787
Interest cost	828	731
Actuarial gain(loss)	3,689	(735)
Settlement	—	(1,306)
Acquisition and other	(51)	(10)
Foreign currency exchange rate changes	1,948	(1,254)
Benefits paid	(1,269)	(1,395)

	27,619	24,437

Change in plan assets:
Fair value of plan assets at beginning of year	10,113	13,329
Actual return on plan assets	1,177	10
Employer contribution	1,054	160
Settlement	(25)	(1,306)
Foreign currency exchange rate changes and other	1,804	(687)
Benefits paid	(794)	(799)

Fair value of plan assets at end of year	13,329	10,707

Funded status	¥(14,290)	¥(13,730)

Amounts included in the consolidated balance sheet are comprised of:

	Yen in millions
	March 31
	2015	2016
Accrued pension and severance costs	¥14,290	¥13,823
Other non-current assets	—	(93)

Net amounts recognized	¥14,290	¥13,730

Amounts included in accumulated other comprehensive income (loss) as pension liability adjustments are comprised of:

	Yen in millions
	March 31
	2015	2016
Actuarial gain(loss)	¥(4,501)	¥(1,206)

Pension liability adjustments, pre-tax	¥(4,501)	¥(1,206)

The accumulated benefit obligations for all defined benefit pension plans were ¥25,936 million and ¥24,189 million for the years ended March 31, 2015 and 2016, respectively.

The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions
	March 31
	2015	2016
Projected benefit obligations	¥27,045	¥23,815
Accumulated benefit obligations	25,362	23,613
Fair value of plan assets	¥12,595	¥10,038

Weighted-average assumptions used to determine benefit obligations as of March 31, 2015 and 2016 are as follows:

	March 31
	2015	2016
Discount rate	3.3%	3.5%
Rate of compensation increase	3.5%	3.0%

Weighted-average assumptions used to determine net pension and severance costs for the years ended March 31, 2014, 2015 and 2016 are as follows:

	For the year ended
	March 31
	2014	2015	2016
Discount rate	4.4%	4.4%	3.3%
Expected return on plan assets	7.5%	7.6%	7.5%
Rate of compensation increase	3.0%	3.0%	3.5%

	Yen in millions
	For the year ended March 31
	2014	2015	2016
Components of net periodic (benefit) cost:
Service cost	¥553	¥508	¥787
Interest cost	741	828	731
Expected return on plan assets	(443)	(1,170)	(370)
Amortization of net actuarial loss	27	14	179

Net periodic pension cost	¥878	¥180	¥1,327

Actuarial gain and losses are amortized using the straight-line method over the average remaining service period of active employees. The estimated net actuarial losses for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost for the year ending March 31, 2017 is ¥92 million.

Japanese plans and foreign plans:

NIDEC’s policy and objective for plan asset management is to generate a stable return on the investment over the long term, which enables NIDEC’s pension funds to meet future benefit payment requirements under risks which NIDEC considers permissible. NIDEC formulates “basic” portfolio that suits the above-mentioned policy, and ensures that plan assets are allocated under this “basic” portfolio. NIDEC evaluates its actual return and revises the “basic” portfolio, if necessary.

NIDEC’s portfolio for plans consists of three major components: approximately 2% is invested in equity securities, approximately 5% is invested in debt securities, and approximately 93% is invested in other investment vehicles, primarily consisting of investments in pooled funds and life insurance company general accounts.

The equity securities are selected from stocks that are listed on the securities exchanges. The debt securities are selected from Japanese and foreign government bonds, public debt instruments, and corporate bonds. Pooled funds included in other assets invest in equity and debt securities in mixture selected from same as above two categories. As for investments in life insurance company general accounts, the contracts with the insurance companies include a guaranteed interest rate and return of capital.

The three levels of input used to measure fair value are more fully described in Note 19. The fair values of NIDEC’s pension plan assets at March 31, 2015 and 2016, by asset category, are as follows:

	Yen in millions
	Fair Value at	Fair Value Measurements Using Inputs Considered as
	March 31, 2015	Level 1	Level 2	Level 3
Equity securities:
Japanese companies	¥335	¥335	¥—	¥—
Foreign companies	262	262	—	—
Debt securities:
Pooled funds *1	1,019	—	1,019	—
Other assets:
Cash and cash equivalents	4,175	4,175	—	—
Life insurance company general accounts	6,063	—	6,063	—
Pooled funds *2	14,090	—	14,090	—
Others	2,314	—	2,314	—

Total	¥28,258	¥4,772	¥23,486	¥—

*1These funds invest in approximately 65% Japanese bonds, 35% foreign bonds.

*2These funds primarily invest in listed equity securities consisting of approximately 4% Japanese companies and 28% foreign companies, and debt security consisting of approximately 7% Japanese bonds and 47% foreign bonds.

	Yen in millions
	Fair Value at	Fair Value Measurements Using Inputs Considered as
	March 31, 2016	Level 1	Level 2	Level 3
Equity securities:
Japanese companies	¥264	¥264	¥—	¥—
Foreign companies	201	201	—	—
Debt securities:
Pooled funds *1	1,334	—	1,334	—
Other assets:
Cash and cash equivalents	3,897	3,897	—	—
Life insurance company general accounts	5,532	—	5,532	—
Pooled funds *2	11,760	—	11,760	—
Others	3,042	—	3,042	—

Total	¥26,030	¥4,362	¥21,668	¥—

*1These funds invest in approximately 65% Japanese bonds, 35% foreign bonds.

*2These funds primarily invest in listed equity securities consisting of approximately 9% Japanese companies and 27% foreign companies, and debt security consisting of approximately 8% Japanese bonds and 46% foreign bonds.

Level 1 assets are comprised primarily of cash and cash equivalents and equity securities, which are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions. Level 2 assets are comprised primarily of pooled funds that invest in equity and debt securities, and investments in life insurance company general accounts. Pooled funds are valued at their net asset values that are calculated by the sponsor of the fund and have daily liquidity. The net asset value is based on the fair value of the underlying assets owned by the fund, minus its liabilities then divided by the number of units outstanding. Investments in life insurance company general accounts are valued at conversion value.

NIDEC expects to contribute approximately ¥1,801 million to its defined benefit plans for the year ending March 31, 2017.

The future benefit payments for defined benefit plans are expected as follows:

	Yen in millions
	Japanese plans	Foreign plans
2017	¥857	¥1,092
2018	779	1,072
2019	1,090	1,159
2020	945	1,115
2021	914	1,250
Years 2022-2026	¥5,820	¥5,662

Certain subsidiaries have a number of multiemployer plans. Total amounts of cost recognized for certain subsidiaries’ contributions to the plans were ¥169 million, ¥169 million and ¥115 million for the years ended March 31, 2014, 2015 and 2016, respectively. NIDEC expects to contribute approximately ¥109 million for the year ending March 31, 2017.

Certain subsidiaries have a number of defined contribution plans. Total amounts of cost recognized for certain subsidiaries’ contribution to the plans were ¥2,617 million, ¥3,103 million and ¥3,270 million for the years ended March 31, 2014, 2015 and 2016, respectively. NIDEC expects to contribute approximately ¥3,301 million for the year ending March 31, 2017.